Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Nature of Operations and Continuance of Operations

Skyline Medical Inc. (the "Company") was incorporated under the laws of the State of Minnesota in
2002.
Effective
August
6,
2013,
the Company changed its name to Skyline Medical Inc. As of
December
31,
2016,
the registrant had
4,564,428
shares of common stock, par value
$.01
per share, outstanding, adjusted for a
1
-for-
25
reverse stock split effective
October
27,
2016.
In this Report, all numbers of shares and per share amounts, as appropriate, have been stated to reflect the reverse stock split. Pursuant to an Agreement and Plan of Merger dated effective
December
16,
2013,
the Company merged with and into a Delaware corporation with the same name that was its wholly-owned subsidiary, with such Delaware Corporation as the surviving corporation of the merger. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid and filters to users of our systems. In
April
2009,
the Company received
510(k)
clearance from the FDA to authorize the Company to market and sell its STREAMWAY SYSTEM products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and had a stockholders’ deficit until
August
31,
2015
whereupon the Company closed its public offering of units of common stock, Series B Convertible Preferred Stock and Series A Warrants (the “Units”). There remains though, substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Since inception to
December
31,
2016,
the Company raised approximately
$23,950,996
in equity, inclusive of
$2,055,000
from a private placement of Series A Convertible Preferred Stock,
$13,555,003
from the public offering of Units,
$1,739,770
from a registered direct offering and
$5,685,000
in debt financing. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources.”

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Developments

In
May
2014,
the Financial Accounting Standards Board (“FASB”) issued ASU
2014
-
09,
Revenue from Contracts with Customers
and created a new topic in the FASB Accounting Standards Codification ("ASC"), Topic
606,
and has since amended the standard with ASU
2015
-
14,
“Revenue from Contracts with Customers: Deferral of the Effective Date,”
ASU
2016
-
08,
“Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net),”
ASU
2016
-
10,
“Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing,”
and ASU
2016
-
12,
“Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients.”
. These new standards provide a single comprehensive revenue recognition framework for all entities and supersedes nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity should recognize revenue in a manner that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is designed to create greater comparability for financial statement users across industries and also requires enhanced disclosures. The amendments are effective for annual reporting periods beginning after
December
15,
2017,
including interim periods within that reporting period. Early application is not permitted. ”The FASB allows two
adoption methods under ASC
606.
We currently plan to adopt the standard using the “modified retrospective method.” Under that method, we will apply the rules to all contracts existing as of
January
1,
2018,
recognizing in the beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosure comparing results to previous accounting standards. Upon initial evaluation, we believe the requirements of this standard will not result in a significant change to our results.”

In
June
2014,
the FASB issued ASU
2014
-
12,
"Compensation - Stock Compensation"
providing explicit guidance on how to account for share-based payments granted to employees in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments in this Update are effective for annual periods and interim periods within those annual periods beginning after
December
15,
2015.
Early adoption is permitted. We are currently evaluating the impact this guidance may
have on our financial statements.

In
August
2014,
the FASB issued ASU
2014
-
15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
. The new standard requires management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for public entities for annual and interim periods beginning after
December
15,
2016,
with early adoption permitted. We are currently evaluating the impact this guidance may
have on our financial statements.

In
April
2015,
the FASB issued ASU
2015
-
03,
Simplifying the Presentation of Debt Issuance Costs
. Debt issuance costs related to a recognized debt liability will be presented on the balance sheet as a direct deduction from the debt liability, similar to the presentation of debt discounts, rather than as an asset. Amortization of these costs will continue to be reported as interest expense. ASU
2015
-
03
is effective for annual and interim reporting periods beginning after
December
15,
2015.
Early adoption is permitted. The adoption of this ASU is not expected to have an impact on our financial statements.

In
July
2015,
the FASB issued ASU No.
2015
-
11
, Inventory (Topic
330):
Simplifying the Measurement of Inventory
, requiring that inventory be measured at the lower of cost and net realizable value. Net realizable value is defined as estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This ASU is effective within annual periods beginning on or after
December

15,
2016,
including interim periods within that reporting period. We are currently evaluating the impact this guidance may
have on our financial statements.

In
November
2015,
the FASB issued ASU
2015
-
17,
“Income Taxes (Topic
740)”
providing guidance on the balance sheet classification of deferred taxes. The guidance requires that deferred tax assets and liabilities to be classified as noncurrent in the Balance Sheet. The guidance is effective for fiscal years beginning after
December
15,
2016
and for interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact this guidance may
have on our financial statements.

In
January
2016,
the FASB issued ASU No.
2016
-
01,
Financial Instruments-Overall (Subtopic
825
-
10):
Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016
-
01”).
The standard changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. Under the new guidance, entities will be required to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income unless the investments qualify for the new practicability exception. The standard is effective for fiscal years beginning after
December
15,
2017,
including interim periods within those fiscal years. The Company does not believe that the adoption of this guidance will have a material impact on the Company’s financial statements and disclosures.

In
February
2016,
the FASB issued ASU No.
2016
-
02,
“Leases
(Topic
842”
(“ASU
2016
-
02”),
which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. The standard states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The standard is effective for fiscal years and interim periods within those fiscal years beginning after
December
15,
2018.
Early adoption is permitted. We are currently evaluating the timing of our adoption and the impact that the updated standard will have on our financial statements.

In
March
2016,
the FASB issued ASU No.
2016
-
09,
“Compensation (Topic
718):
Improvements to Employee Shares-Based Payment Accounting”
(“ASU2016
-
09”).
ASU
2016
-
09
simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for fiscal years and interim periods within those fiscal years beginning after
December
15,
2016.
Early adoption is permitted. We are currently evaluating the timing of our adoption and the impact that the updated standard will have on our financial statements.

During
August
2016,
the FASB issued ASU No.
2016
-
15,
Statement of Cash Flows (Topic
230):
Classification of Certain Cash Receipts and Cash Payments,
to address diversity in how certain cash receipts and cash payments are presented and classified in the statements of cash flows. The amendments are effective for public business entities for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. The amendments should be applied using a retrospective transition method to each period presented. If retrospective application is impractical for some of the issues addressed by the update, the amendments for those issues would be applied prospectively as of the earliest date practicable. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of ASU
2016
-
15
to have a material impact on its financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC
350
— Intangibles —Goodwill and Other, whenever events or changes in circumstances indicate the carrying amount may
not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may
not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management’s best estimate of the related risks and return at the time the impairment assessment is made.

Use of Estimates, Policy [Policy Text Block]
Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected From Customers, Policy [Policy Text Block]
Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.
Advertising Costs, Policy [Policy Text Block]	Advertising Advertising costs are expensed as incurred. Advertising expenses were $71,212 in 2016, and $8,220 in 2015.
Research and Development Expense, Policy [Policy Text Block]	Research and Development Research and development costs are charged to operations as incurred. Research and development costs were approximately $406,000 and $261,000 for 2016 and 2015, respectively.
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin Topic
13
Revenue Recognition and ASC
605
- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB Skyline and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the STREAMWAY SYSTEM units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one
-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the STREAMWAY SYSTEM unit or significant quantities of cleaning solution kits may
be returned. Additionally, since the Company buys both the STREAMWAY SYSTEM units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

The Company considers all highly liquid debt instruments with a maturity of three
months or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximate fair value.

Certificates of Deposit Policy [Policy Text Block]
Certificates of Deposit

Short-term interest bearing investments are those with maturities of less than one
year but greater than
three
months when purchased. Certificates with maturity dates beyond one
year are classified as noncurrent assets. These investments are readily convertible to cash and are stated at cost plus accrued interest, which approximates fair value.

Marketable Securities, Policy [Policy Text Block]
Investment Securities

Readily marketable investments in debt and equity services are classified as available-for-sale and are reported at fair value with unrealized gains losses recorded in other comprehensive income. Unrealized gains are charged to earnings when an incline in fair value above the cost basis is determined to be other-than-temporary. Realized gains and losses on dispositions are based on the net proceeds and the adjusted book value of the securities sold, using the specific identification method.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Under generally accepted accounting principles as outlined in the Financial Accounting Standards Board’s
Accounting Standards Certification
(ASC)
820,
fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards ASC
820
establishes a
three
-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level
1
– Observable inputs such as quoted prices in active markets;

Level
2
– Inputs other than quoted prices in active markets, that are observable either directly or indirectly; and

Level
3
– Unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company uses observable market data, when available, in making fair value measurements. Fair value measurements are classified according to the lowest level input that is significant to the valuation.

The fair value of the Company’s investment securities were determined based on Level
1
inputs.

Receivables, Policy [Policy Text Block]
Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company provides for probable uncollectible amounts through charges to earnings and credits to the valuation based on management’s assessment of the current status of individual accounts, changes to the valuation allowance have not been material to the financial statements.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first
-in,
first
-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2016	2015

Finished goods	$38,201	$30,237
Raw materials	165,812	162,623
Work-In-Process	68,195	38,880
Total	$272,208	$231,740

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

The Company’s investment in Fixed Assets consists of the following:

	December 31, 2016	December 31, 2015
Computers and office equipment	$164,318	$153,553
Leasehold Improvements	25,635	23,874
Manufacturing Tooling	103,204	97,288
Demo Equipment	23,236	8,962
Total	316,393	283,677
Less: Accumulated Depreciation	214,897	144,079
Total Fixed Assets, Net	$101,496	$139,598

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Depreciation expense was
$73,249
in
2016
and
$72,275
in
2015.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets consist of trademarks and patent costs. Amortization expense was
$9,107
in
2016
and
$6,291
in
2015.
The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with ASC
740
-
Income Taxes (“ASC
740”)
. Under ASC
740,
deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to
2013
remain open to examination by federal and state tax authorities.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Patents and Intellectual Property

On
January
25th,
2014,
the Company filed a non-provisional PCT Application No.
PCT/US2014/013081
claiming priority from the U.S. Provisional Patent Application, number
61756763
which was filed
one
year earlier on
January
25th,
2013.
The Patent Cooperation Treaty (“PCT”) allows an applicant to file a single patent application to seek patent protection for an invention simultaneously in each of the
148
countries of the PCT, including the United States. By filing this single “international” patent application through the PCT, it is easier and more cost effective than filing separate applications directly with each national or regional patent office in which patent protection is desired.

Our PCT patent application is for the new model of the surgical fluid waste management system. We obtained a favorable International Search Report from the PCT searching authority indicating that the claims in our PCT application are patentable (i.e., novel and non-obvious) over the cited prior art. A feature claimed in the PCT application is the ability to maintain continuous suction to the surgical field while measuring, recording and evacuating fluid to the facilities sewer drainage system. This provides for continuous operation of the STREAMWAY System unit in suctioning waste fluids, which means that suction is not interrupted during a surgical operation, for example, to empty a fluid collection container or otherwise dispose of the collected fluid.

The Company holds the following granted patents in the United States and a pending application in the United States on its earlier models:
US7469727,
US8123731
and U.S. Publication No.
US20090216205
(collectively, the “Patents”). These Patents will begin to expire on
August
8,
2023.

In
July
2015,
Skyline Medical filed an international (PCT) patent application for its fluid waste collection system and received a favorable determination by the International Searching Authority finding that all of the claims satisfy the requirements for novelty, inventive step and industrial applicability.  Skyline anticipates that the favorable International Search Report will result in allowance of its various national applications.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high credit quality financial institutions and, by policy, generally limits the amount of credit exposure to any one
financial institution. The Company had a credit risk concentration as a result of depositing
$1,652,438
of funds in excess of insurance limits in a single bank.

Standard Product Warranty, Policy [Policy Text Block]	Product Warranty Costs In 2016 and in 2015, the Company incurred approximately $34,665 and $56,201 in warranty costs.
Segment Reporting, Policy [Policy Text Block]
Segments

The Company operates in
one
segment for the sale of its medical device and consumable products. Substantially all of the Company’s assets, revenues, and expenses for
2016
and
2015
were located at or derived from operations in the United States. There were no revenues from sales outside of the United States.

Risks and Uncertainties Policy [Policy Text Block]
Risks and Uncertainties

The Company is subject to risks common to companies in the medical device industry, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with regulations of the FDA and other governmental agencies.